Regulation - Significant Regulatory Matters (Narrative) (Details) $ in Millions, $ in Millions					1 Months Ended				12 Months Ended
	Feb. 01, 2024	Jan. 01, 2024	Sep. 01, 2023	Jul. 01, 2021	Jan. 31, 2024	Oct. 31, 2023	Aug. 31, 2023 USD ($)	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 CAD ($)
ACC | TEP
Public Utilities, General Disclosures [Line Items]
Approved rate increase							$ 100
Allowed ROE			9.55%				9.55%	9.15%	9.55%	9.15%
Capital structure of common equity			54.30%				54.32%	53.00%	54.30%
ACC | UNS Electric
Public Utilities, General Disclosures [Line Items]
Allowed ROE									9.50%	9.50%
Capital structure of common equity									52.80%
ACC | UNS Electric | Subsequent event
Public Utilities, General Disclosures [Line Items]
Allowed ROE	9.75%				9.75%
Capital structure of common equity	53.70%				53.70%
PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
Allowed ROE									9.00%	9.00%
Capital structure of common equity				50.00%					48.00%
PSC | Central Hudson | General rate application
Public Utilities, General Disclosures [Line Items]
Requested increase in return on equity								9.80%
Requested increase in common equity								50.00%
BCUC | FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Allowed ROE									9.65%	8.75%
Capital structure of common equity									45.00%	38.50%
BCUC | FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Allowed ROE									9.65%	9.15%
Capital structure of common equity									41.00%	40.00%
AUC | Rural electrification association cost recovery
Public Utilities, General Disclosures [Line Items]
Disallowed cost recovery, annual amount											$ 10
AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
Allowed ROE									8.50%	8.50%
Capital structure of common equity									37.00%
AUC | FortisAlberta | 2024 CGOC proceeding
Public Utilities, General Disclosures [Line Items]
Allowed ROE									8.50%
Capital structure of common equity						37.00%
AUC | FortisAlberta | 2024 CGOC proceeding | Subsequent event
Public Utilities, General Disclosures [Line Items]
Allowed ROE		9.28%